Goodwill - Summary of Weighted Average Cost of Capital (Detail) - US Dollar [member]	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Colombia [member]
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average cost of capital		6.00%
Colombia [member] | Top of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average cost of capital	7.00%
Colombia [member] | Bottom of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average cost of capital	6.00%
Rest of Middle Americas [member]
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average cost of capital		9.00%
Rest of Middle Americas [member] | Top of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average cost of capital	11.00%
Rest of Middle Americas [member] | Bottom of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average cost of capital	10.00%
South Africa [member]
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average cost of capital		7.00%
South Africa [member] | Top of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average cost of capital	8.00%
South Africa [member] | Bottom of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average cost of capital	7.00%
Rest of Africa [member]
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average cost of capital		10.00%
Rest of Africa [member] | Top of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average cost of capital	12.00%
Rest of Africa [member] | Bottom of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average cost of capital	10.00%
Rest Of Asia Pacific [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average cost of capital	8.00%